Loan Receivable - Schedule of Loan Receivable (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Loan Receivable [Abstract]
Loan to a third party	$ 6,234,717
Total Loan receivable	$ 6,234,717